SHARE-BASED COMPENSATION - Restricted shares to directors, officers and employees (Details) ¥ in Thousands		1 Months Ended				12 Months Ended
	Jul. 22, 2023 CNY (¥) item shares	Aug. 31, 2025 shares	Jan. 31, 2025 shares	Aug. 31, 2024 shares	Aug. 31, 2023 shares	Dec. 31, 2025 CNY (¥) item shares	Dec. 31, 2024 shares	Dec. 31, 2023 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Modification pertained recipients | item	1,124
Incremental compensation cost | ¥	¥ 204,946
Restricted shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)						20,106,013	22,246,544	31,194,120
Vested (in shares)						15,888,952	18,907,368	4,788,176
Restricted shares | Employees, officers and directors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)		15,788,952	3,000,000	19,076,032	21,918,552		1,331,192
Restricted shares | Board
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Modification pertained recipients | item						64
Incremental compensation cost | ¥						¥ 13,206
Restricted share units in the modification
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)	8,239,864					911,941
Restricted share units in the modification | Board
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vested (in shares)						911,941